Merger (Tables)	12 Months Ended
Dec. 31, 2017
Merger [Abstract]
Schedule of Purchase Price Allocation

The allocation of the purchase price is as follows:

(Dollars in thousands)

Purchase price assigned to FNBPA common shares	$10,637
exchanged for 607,815 Juniata common shares
Purchase price assigned to FNBPA common shares exchanged for cash	2,208
Total purchase price	12,845
FNBPA net assets acquired:
Tangible common equity	9,854
Adjustments to reflect assets acquired and liabilities assumed at fair value:
Total fair value adjustments	(523)
Associated deferred income taxes	179
Fair value adjustment to net assets acquired, net of tax	(344)
Total FNBPA net assets acquired	9,510
Goodwill resulting from the merger	$3,335

Summary of the Estimated Fair Value of the Assets Acquired and Liabilities Assumed

The following table summarizes the estimated fair value of the assets acquired and liabilities assumed.

(Dollars in thousands)

Total purchase price	$12,845

Net assets acquired
Cash and cash equivalents	3,452
Interest-bearing time deposits	350
Investment securities	35,458
Loans	47,055
Premises and equipment	419
Accrued interest receivable	550
Core deposit and other intangibles	343
Other real estate owned	114
Other assets	763
Deposits	(77,665)
Accrued interest payable	(13)
Other liabilities	(1,316)
9,510
Goodwill	$3,335

Schedule of Fair Value Adjustments for Acquired Loans

The table below illustrates the fair value adjustments made to the amortized cost basis in order to present a fair value of the loans acquired.

(Dollars in thousands)

Gross amortized cost basis at November 30, 2015	$47,797
Market rate adjustment	(110)
Credit fair value adjustment on pools of homogeneous loans	(73)
Credit fair value adjustment on impaired loans	(559)
Fair value of purchased loans at November 30, 2015	$47,055

Schedule of Acquired Impaired Loans

The information about the acquired FNBPA impaired loan portfolio as of November 30, 2015 is as follows.

(Dollars in thousands)

Contractually required principal and interest at acquisition	$2,488
Contractual cash flows not expected to be collected (nonaccretable discount)	(1,427)
Expected cash flows at acquisition	1,061
Interest component of expected cash flows (accretable discount)	(157)
Fair value of acquired loans	$904